Discontinued Operations - Discontinued Operations of Disposed Business Component (Detail) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 16, 2012	Dec. 31, 2011
Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	$ 91	$ 336
Operating loss	(329)	(1,938)
Interest expense	(1)
Impairment of acquired intangible asset		(1,315)
Total discontinued operations	$ (239)	$ (2,917)